Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2025 Fund

June 30, 2020

AFF25-QTLY-0820
1.818367.115

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.17% 8/13/20 to 9/10/20 (a)
(Cost $3,199,148)	3,200,000	3,199,221
	Shares	Value

Domestic Equity Funds - 33.2%
Fidelity Advisor Series Equity Growth Fund (b)	7,121,410	$115,366,844
Fidelity Advisor Series Growth Opportunities Fund (b)	5,126,330	80,637,164
Fidelity Advisor Series Small Cap Fund (b)	4,649,513	48,959,368
Fidelity Series All-Sector Equity Fund (b)	4,877,614	47,166,524
Fidelity Series Commodity Strategy Fund (b)	17,915,117	68,794,048
Fidelity Series Large Cap Stock Fund (b)	11,922,237	167,745,872
Fidelity Series Large Cap Value Index Fund (b)	1,484,527	16,314,952
Fidelity Series Opportunistic Insights Fund (b)	5,521,058	106,335,574
Fidelity Series Small Cap Opportunities Fund (b)	4,902,776	59,960,955
Fidelity Series Stock Selector Large Cap Value Fund (b)	9,759,357	101,497,310
Fidelity Series Value Discovery Fund (b)	9,061,375	106,018,083
TOTAL DOMESTIC EQUITY FUNDS
(Cost $769,600,404)		918,796,694

International Equity Funds - 27.9%
Fidelity Series Canada Fund (b)	4,238,381	40,434,153
Fidelity Series Emerging Markets Fund (b)	3,660,132	31,294,128
Fidelity Series Emerging Markets Opportunities Fund (b)	14,874,222	285,138,837
Fidelity Series International Growth Fund (b)	7,354,558	126,057,132
Fidelity Series International Small Cap Fund (b)	2,307,161	36,868,429
Fidelity Series International Value Fund (b)	14,991,671	126,079,955
Fidelity Series Overseas Fund (b)	12,169,540	125,589,656
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $662,308,698)		771,462,290

Bond Funds - 33.4%
Fidelity Series Emerging Markets Debt Fund (b)	1,917,643	17,201,261
Fidelity Series Floating Rate High Income Fund (b)	392,390	3,382,398
Fidelity Series High Income Fund (b)	2,143,073	18,923,330
Fidelity Series Inflation-Protected Bond Index Fund (b)	16,409,117	171,475,269
Fidelity Series International Credit Fund (b)	171,013	1,751,176
Fidelity Series Investment Grade Bond Fund (b)	52,593,385	637,957,760
Fidelity Series Long-Term Treasury Bond Index Fund (b)	6,024,056	62,589,938
Fidelity Series Real Estate Income Fund (b)	1,197,727	11,570,042
TOTAL BOND FUNDS
(Cost $861,949,052)		924,851,174

Short-Term Funds - 5.4%
Fidelity Cash Central Fund 0.12% (c)	4,145,613	4,146,443
Fidelity Series Government Money Market Fund 0.25% (b)(d)	115,856,587	115,856,587
Fidelity Series Short-Term Credit Fund (b)	2,930,624	29,950,979
TOTAL SHORT-TERM FUNDS
(Cost $149,215,289)		149,954,009
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,446,272,591)		2,768,263,388
NET OTHER ASSETS (LIABILITIES) - 0.0%		(862,832)
NET ASSETS - 100%		$2,767,400,556

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	29	Sept. 2020	$2,578,680	$35,417	$35,417
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	21	Sept. 2020	1,034,985	(793)	(793)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	131	Sept. 2020	20,240,810	(548,277)	(548,277)
TOTAL FUTURES CONTRACTS					$(513,653)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.7%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,222,462.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,422
Total	$2,422

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$87,460,082	$5,460,676	$4,828,556	$--	$582,399	$26,692,243	$115,366,844
Fidelity Advisor Series Growth Opportunities Fund	56,215,023	2,448,430	2,123,165	--	56,660	24,040,216	80,637,164
Fidelity Advisor Series Small Cap Fund	36,379,080	4,361,524	1,125,001	--	11,771	9,331,994	48,959,368
Fidelity Series All-Sector Equity Fund	38,592,517	2,210,785	2,432,733	--	(208,144)	9,004,099	47,166,524
Fidelity Series Canada Fund	31,394,529	4,306,054	323,300	--	(61,603)	5,118,473	40,434,153
Fidelity Series Commodity Strategy Fund	83,246,186	835,783	18,590,644	--	(9,412,252)	12,714,975	68,794,048
Fidelity Series Emerging Markets Debt Fund	15,537,834	348,428	439,518	234,465	(29,855)	1,784,372	17,201,261
Fidelity Series Emerging Markets Fund	20,237,886	6,803,313	594,137	--	38,936	4,808,130	31,294,128
Fidelity Series Emerging Markets Opportunities Fund	195,001,160	49,573,240	8,636,716	--	461,399	48,739,754	285,138,837
Fidelity Series Floating Rate High Income Fund	3,191,164	67,272	106,335	39,700	(10,178)	240,475	3,382,398
Fidelity Series Government Money Market Fund 0.25%	164,696,706	14,877,484	63,717,603	111,506	--	--	115,856,587
Fidelity Series High Income Fund	17,771,699	409,097	531,674	271,237	(29,092)	1,303,300	18,923,330
Fidelity Series Inflation-Protected Bond Index Fund	160,441,556	15,368,771	10,208,700	90,595	134,296	5,739,346	171,475,269
Fidelity Series International Credit Fund	1,622,771	12,053	--	12,052	--	106,541	1,751,176
Fidelity Series International Growth Fund	139,525,213	610,653	37,252,257	--	12,684,066	10,489,457	126,057,132
Fidelity Series International Small Cap Fund	32,315,563	201,833	1,887,318	--	238,352	5,999,999	36,868,429
Fidelity Series International Value Fund	119,395,743	4,067,779	18,027,407	--	(2,588,690)	23,232,530	126,079,955
Fidelity Series Investment Grade Bond Fund	589,096,992	51,077,577	32,577,126	4,242,787	(27,250)	30,387,567	637,957,760
Fidelity Series Large Cap Stock Fund	140,947,103	6,149,120	4,002,745	--	(34,673)	24,687,067	167,745,872
Fidelity Series Large Cap Value Index Fund	14,557,841	113,166	445,833	--	29,324	2,060,454	16,314,952
Fidelity Series Long-Term Treasury Bond Index Fund	64,449,359	7,772,143	8,097,470	1,318,298	1,467,766	(3,001,860)	62,589,938
Fidelity Series Opportunistic Insights Fund	81,798,486	6,394,561	2,833,140	--	610,876	20,364,791	106,335,574
Fidelity Series Overseas Fund	116,949,455	3,124,797	17,037,696	--	(1,854,166)	24,407,266	125,589,656
Fidelity Series Real Estate Income Fund	10,167,652	245,236	333,186	158,840	(35,030)	1,525,370	11,570,042
Fidelity Series Short-Term Credit Fund	28,820,302	267,983	129,650	173,057	(1,823)	994,167	29,950,979
Fidelity Series Small Cap Opportunities Fund	46,096,898	5,868,607	1,397,269	--	19,754	9,372,965	59,960,955
Fidelity Series Stock Selector Large Cap Value Fund	88,686,437	1,377,178	2,644,000	--	223,529	13,854,166	101,497,310
Fidelity Series Value Discovery Fund	89,619,864	2,808,193	2,694,222	--	207,458	16,076,790	106,018,083
	$2,474,215,101	$197,161,736	$243,017,401	$6,652,537	$2,473,830	$330,074,647	$2,760,917,724

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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